UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------


Check here if Amendment [ ]:  Amendment Number:
                                                ---------------

       This Amendment (Check only one):  | | is a restatement
                                         | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              Anchorage Advisors, LLC
Address:           610 Broadway, 6th Floor
                   New York, NY  10012


Form 13F File Number:    028-11711
                      -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony L. Davis
Title:     Managing Member of Anchorage Advisors Management, LLC
Phone:     212-432-4600

Signature, Place and Date of Signing:

    /s/ Anthony L. Davis        New York, New York         February 17, 2009
----------------------------   ---------------------      --------------------
          [Signature]              [City, State]                [Date]


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
                                                    -----------------------

Form 13F Information Table Entry Total:                      20
                                                    -----------------------

Form 13F Information Table Value Total:                   $410,304
                                                    -----------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None


                                                       ANCHORAGE ADVISORS, LLC
                                                              FORM 13F
                                                   Quarter Ended December 31, 2008

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                                  CLASS                    VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
                                  -----                    ------    -------   ---  ----  ----------   -----    --------------------
NAME OF ISSUER                    TITLE          CUSIP   (X$1,000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------                    -----          -----   ---------   -------   ---  ----  ----------  --------   ----   ------  ----
------------------------------------------------------------------------------------------------------------------------------------
ASBURY AUTOMOTIVE GROUP INC        COM         043436104     2,782    608,700   SH           SOLE               608,700
BANK OF AMERICA CORPORATION        COM         060505104    18,153  1,289,250   SH           SOLE             1,289,250
BRISTOL MYERS SQUIBB CO            COM         110122108     9,300    400,000   SH  PUT      SOLE               400,000
ENER1 INC                        COM NEW       29267A203    43,800  6,125,855   SH           SOLE             6,125,855
FIRSTFED FINL CORP                 COM         337907109       270    154,400   SH           SOLE               154,400
FORD MTR CO DEL               COM PAR $0.01    345370860     2,285    998,000   SH           SOLE               998,000
FRONTEER DEV GROUP INC             COM         35903Q106    15,241  7,776,250   SH           SOLE             7,776,250
GROUP 1 AUTOMOTIVE INC             COM         398905109     5,932    550,805   SH           SOLE               550,805
HALLIBURTON CO                     COM         406216101    13,010    715,600   SH  PUT      SOLE               715,600
LEAR CORP                          COM         521865105     2,228  1,580,000   SH           SOLE             1,580,000
LIVEPERSON INC                     COM         538146101     8,008  4,400,020   SH           SOLE             4,400,020
LODGENET INTERACTIVE CORP          COM         540211109     1,532  2,188,200   SH           SOLE             2,188,200
NRG ENERGY INC                   COM NEW       629377508    34,617  1,483,800   SH           SOLE             1,483,800
ORION ENERGY SYSTEMS INC           COM         686275108     8,347  1,542,903   SH           SOLE             1,542,903
TERRA INDS INC                     COM         880915103    53,244  3,194,000   SH           SOLE             3,194,000
UAL CORP                     DBCV 5.000% 2/0   902549AE4    54,050  1,150,000  PRN           SOLE                               NONE
UNITEDHEALTH GROUP INC             COM         91324P102     8,313    312,500   SH  CALL     SOLE               312,500
WACHOVIA CORP NEW            CONV7.5%PFD CL A  929903219    61,500     82,000   SH           SOLE                82,000
WELLPOINT INC                      COM         94973V107    17,703    420,200   SH  CALL     SOLE               420,200
WELLS FARGO & CO NEW               COM         949746101    49,989  1,695,700   SH           SOLE             1,695,700